Income tax (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 16, 2007	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax (Details) [Line Items]
Uniform rate	25.00%
Chinese tax rate		25.00%
Income tax rate		25.00%
Withholding tax		10.00%
Valuation allowance (in Dollars)		$ 1,200,000
Deferred tax assets (in Dollars)		$ 13,724	$ 87,967
Hong Kong [Member]
Income tax (Details) [Line Items]
Profit taxes		16.50%	16.50%	16.50%
EIT Law [Member]
Income tax (Details) [Line Items]
Statutory income tax rate		25.00%